UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1:	Schedule of Investments

		Shares	Market Value ($000)
Common Stocks (94.6%)
Consumer Discretionary (7.8%)
	NIKE, Inc. Class B	1,247,300	74,352
*	Amazon.com, Inc.	551,500	40,441
	TJX Cos., Inc.	1,210,800	38,104
	Burger King Holdings Inc.	1,260,200	33,761
	The Walt Disney Co.	994,300	31,022
	Tiffany & Co.	724,400	29,519
*	GameStop Corp. Class A	634,800	25,646
	Hasbro, Inc.	713,400	25,483
*	The Goodyear Tire & Rubber Co.	1,276,200	22,755
*	Coach, Inc.	768,100	22,183
*	Urban Outfitters, Inc.	705,500	22,005
*	AutoZone Inc.	180,100	21,794
*	Apollo Group, Inc. Class A	437,300	19,355
	Yum! Brands, Inc.	463,500	16,264
	Target Corp.	297,800	13,845
	McDonald's Corp.	230,900	12,981
	Comcast Corp. Class A	670,226	12,714
*	DreamWorks Animation SKG, Inc.	410,000	12,222
	Abercrombie & Fitch Co.	188,400	11,809
	Omnicom Group Inc.	252,700	11,341
*	Panera Bread Co.	240,200	11,112
	Wyndham Worldwide Corp.	618,600	11,079
	Ctrip.com International Ltd.	240,300	11,001
	Best Buy Co., Inc.	271,550	10,753
	Regal Entertainment Group Class A	670,000	10,238
	Darden Restaurants Inc.	319,800	10,214
*	Expedia, Inc.	555,021	10,201
	Sherwin-Williams Co.	211,100	9,696
	Meredith Corp.	334,200	9,455
	News Corp., Class A	609,600	9,168
	American Eagle Outfitters, Inc.	654,100	8,915
	Lowe's Cos., Inc.	388,500	8,061
	The Gap, Inc.	479,900	8,000
	Marriott International, Inc. Class A	300,200	7,877
	Starwood Hotels & Resorts Worldwide, Inc.	195,600	7,838
*	Dollar Tree, Inc.	228,200	7,460
*	Viacom Inc. Class B	240,500	7,345
*	Hanesbrands Inc.	270,300	7,336
*	Liberty Media Corp.-Interactive Series A	449,900	6,641
*	DISH Network Corp.	224,700	6,579
*	ITT Educational Services, Inc.	72,900	6,024
	Comcast Corp. Special Class A	317,734	5,961
	Autoliv, Inc.	103,700	4,834
*	Liberty Media Corp.	172,500	4,180
	News Corp., Class B	269,000	4,129
^	Garmin Ltd.	91,500	3,920
*	DIRECTV Group, Inc.	138,326	3,584
*	NVR, Inc.	4,000	2,000
	Johnson Controls, Inc.	61,100	1,752
*	Priceline.com, Inc.	12,500	1,443
*	Interpublic Group of Cos., Inc.	161,300	1,387
	Polo Ralph Lauren Corp.	9,400	590
*	Las Vegas Sands Corp.	1,400	66
			716,435
Consumer Staples (5.6%)
	Wal-Mart Stores, Inc.	1,220,200	68,575
	Costco Wholesale Corp.	916,299	64,269
	PepsiCo, Inc.	913,100	58,064
	Philip Morris International Inc.	1,043,600	51,543
	The Coca-Cola Co.	940,778	48,902
	The Procter & Gamble Co.	705,375	42,894
	CVS/Caremark Corp.	933,410	36,935
	Herbalife Ltd.	584,400	22,645
	The Pepsi Bottling Group, Inc.	797,100	22,255
*	Central European Distribution Corp.	189,300	14,037
	Colgate-Palmolive Co.	193,600	13,378
	Walgreen Co.	396,100	12,877

	McCormick & Co., Inc.	306,800	10,940
	Anheuser-Busch Cos., Inc.	160,152	9,949
	Archer-Daniels-Midland Co.	263,067	8,879
*	Lorillard, Inc.	90,000	6,224
*	Dr. Pepper Snapple Group, Inc.	276,800	5,807
	Church & Dwight, Inc.	96,300	5,427
*	Hansen Natural Corp.	179,600	5,176
	Sysco Corp.	163,500	4,498
*,^	Bare Escentuals, Inc.	203,500	3,812
	The Estee Lauder Cos. Inc. Class A	57,100	2,652
			519,738
Energy (12.9%)
	Occidental Petroleum Corp.	1,025,400	92,142
	Schlumberger Ltd.	850,400	91,358
*	Transocean, Inc.	592,907	90,353
	XTO Energy, Inc.	1,149,902	78,780
	Diamond Offshore Drilling, Inc.	560,900	78,044
	Williams Cos., Inc.	1,812,700	73,070
*	National Oilwell Varco Inc.	784,916	69,638
	Chesapeake Energy Corp.	862,800	56,910
	Halliburton Co.	966,300	51,282
	Smith International, Inc.	607,800	50,532
	Peabody Energy Corp.	566,100	49,845
*	FMC Technologies Inc.	627,800	48,297
*	Forest Oil Corp.	589,300	43,903
*	Southwestern Energy Co.	911,500	43,396
	Hess Corp.	300,600	37,933
	Murphy Oil Corp.	382,600	37,514
	Anadarko Petroleum Corp.	333,600	24,967
	Canadian Natural Resources Ltd.	207,300	20,782
	Noble Corp.	303,006	19,683
	Massey Energy Co.	187,400	17,569
	EOG Resources, Inc.	101,100	13,264
*	Superior Energy Services, Inc.	214,500	11,827
	ENSCO International, Inc.	140,551	11,348
*	Denbury Resources, Inc.	273,300	9,975
*	Pride International, Inc.	209,700	9,917
*	Plains Exploration & Production Co.	112,800	8,231
	Patterson-UTI Energy, Inc.	227,517	8,200
*	Dresser Rand Group, Inc.	207,500	8,113
	Frontline Ltd.	94,300	6,580
	Baker Hughes, Inc.	74,400	6,498
	Holly Corp.	149,778	5,530
*	Encore Acquisition Co.	69,500	5,226
*	Weatherford International Ltd.	76,200	3,779
*	Alpha Natural Resources, Inc.	29,300	3,056
	Rowan Cos., Inc.	64,900	3,034
	Valero Energy Corp.	16,700	688
			1,191,264
Exchange-Traded Fund (0.7%)
1	Vanguard Growth ETF	1,044,900	61,931

Financials (4.7%)
	The Goldman Sachs Group, Inc.	374,400	65,483
	Northern Trust Corp.	672,500	46,113
	Banco Itau Holding Financeira SA ADR	1,609,084	32,681
	Charles Schwab Corp.	1,508,055	30,975
*	Nasdaq Stock Market Inc.	1,036,500	27,519
	Invesco, Ltd.	1,088,900	26,112
*	TD Ameritrade Holding Corp.	1,413,100	25,563
	ProLogis REIT	380,800	20,696
	Bovespa Holding SA	1,239,000	15,303
*	Berkshire Hathaway Inc. Class B	3,700	14,844
	Lazard Ltd. Class A	378,100	12,912
	Bank of New York Mellon Corp.	330,900	12,518
	HCC Insurance Holdings, Inc.	575,500	12,166
	American Express Co.	292,100	11,003
	SEI Investments Co.	437,300	10,285
	AFLAC Inc.	158,200	9,935

*	UBS AG (New York Shares)	454,829	9,397
	SL Green Realty Corp. REIT	101,800	8,421
	State Street Corp.	121,200	7,756
	Discover Financial Services	457,300	6,023
	Jones Lang LaSalle Inc.	82,300	4,954
	Simon Property Group, Inc. REIT	49,900	4,486
	CME Group, Inc.	11,550	4,426
	NYSE Euronext	60,300	3,055
	Franklin Resources Corp.	32,800	3,006
	Eaton Vance Corp.	71,500	2,843
^	The St. Joe Co.	70,000	2,402
*	CB Richard Ellis Group, Inc.	117,000	2,246
	Public Storage, Inc. REIT	12,900	1,042
*	Arch Capital Group Ltd.	4,138	274
			434,439
Health Care (12.0%)
*	Gilead Sciences, Inc.	1,638,900	86,780
	Eli Lilly & Co.	1,630,900	75,282
	Merck & Co., Inc.	1,938,500	73,062
*	Intuitive Surgical, Inc.	245,228	66,064
	Abbott Laboratories	1,163,430	61,627
*	Invitrogen Corp.	1,563,100	61,367
*	Elan Corp. PLC ADR	1,725,300	61,334
	Baxter International, Inc.	893,072	57,103
*	Genentech, Inc.	626,799	47,574
*	St. Jude Medical, Inc.	918,300	37,540
*	Thermo Fisher Scientific, Inc.	638,700	35,595
*	Medco Health Solutions, Inc.	642,200	30,312
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	639,000	29,266
	Alcon, Inc.	154,200	25,102
*	Lincare Holdings, Inc.	880,100	24,995
*	Express Scripts Inc.	371,500	23,300
*	BioMarin Pharmaceutical Inc.	797,400	23,109
	AmerisourceBergen Corp.	564,200	22,562
^	Mylan Inc.	1,649,300	19,907
*	Endo Pharmaceuticals Holdings, Inc.	806,200	19,502
	PerkinElmer, Inc.	637,300	17,749
	Medtronic, Inc.	331,199	17,140
*	Kinetic Concepts, Inc.	401,800	16,036
*	Patterson Cos.	544,700	16,009
*	Amgen, Inc.	336,800	15,884
*	Biogen Idec Inc.	199,400	11,144
*	Humana Inc.	266,000	10,579
	PDL BioPharma Inc.	933,900	9,918
	UnitedHealth Group Inc.	354,500	9,306
*	Amylin Pharmaceuticals, Inc.	344,200	8,739
*	WellCare Health Plans Inc.	227,200	8,213
	Schering-Plough Corp.	412,620	8,125
*	DaVita, Inc.	137,500	7,305
*	Warner Chilcott Ltd.	428,400	7,261
*	Celgene Corp.	106,700	6,815
	DENTSPLY International Inc.	175,000	6,440
	Perrigo Co.	199,000	6,322
*	Coventry Health Care Inc.	205,575	6,254
*	Genzyme Corp.	85,800	6,179
*	Edwards Lifesciences Corp.	86,400	5,360
	Aetna Inc.	130,872	5,304
*	WellPoint Inc.	111,072	5,294
*	Cephalon, Inc.	79,180	5,281
	Stryker Corp.	59,300	3,729
*	Watson Pharmaceuticals, Inc.	113,200	3,076
	Shionogi & Co., Ltd.	133,000	2,633
	Cardinal Health, Inc.	46,900	2,419
	Beckman Coulter, Inc.	21,500	1,452
			1,111,349
Industrials (14.1%)
	Fluor Corp.	665,900	123,911
	Caterpillar, Inc.	1,123,900	82,966
	Emerson Electric Co.	1,625,000	80,356
*	Jacobs Engineering Group Inc.	903,200	72,888
	The Boeing Co.	1,007,400	66,206
	Raytheon Co.	1,045,400	58,835

	Precision Castparts Corp.	549,225	52,929
	Parker Hannifin Corp.	664,200	47,371
*	First Solar, Inc.	157,400	42,942
*	Foster Wheeler Ltd.	555,300	40,620
	General Dynamics Corp.	477,900	40,239
	Cummins Inc.	607,400	39,797
	Norfolk Southern Corp.	589,800	36,963
	Rockwell Collins, Inc.	728,000	34,915
	Manpower Inc.	559,900	32,609
	United Technologies Corp.	519,500	32,053
	The Manitowoc Co., Inc.	964,800	31,385
*	Allied Waste Industries, Inc.	2,368,500	29,891
	The Dun & Bradstreet Corp.	303,200	26,572
	Outotec Oyj	381,048	24,134
	Textron, Inc.	484,500	23,222
	GATX Corp.	398,000	17,643
	W.W. Grainger, Inc.	214,600	17,554
*	Gardner Denver Inc.	277,700	15,773
	CSX Corp.	248,200	15,589
	Ingersoll-Rand Co.	411,200	15,391
	Burlington Northern Santa Fe Corp.	138,400	13,825
	Lockheed Martin Corp.	138,900	13,704
*	McDermott International, Inc.	217,300	13,449
	3M Co.	193,000	13,431
	Deere & Co.	167,700	12,096
	Dover Corp.	244,300	11,817
	Hubbell Inc. Class B	257,000	10,247
	Honeywell International Inc.	198,600	9,986
	Robert Half International, Inc.	403,400	9,670
	L-3 Communications Holdings, Inc.	104,600	9,505
	Gamesa Corporacion Tecnologica SA	163,963	8,027
*	AGCO Corp.	144,100	7,552
	Waste Management, Inc.	195,500	7,372
	Harsco Corp.	132,800	7,226
	KBR Inc.	183,500	6,406
	Expeditors International of Washington, Inc.	142,100	6,110
	Oshkosh Truck Corp.	286,300	5,924
	FedEx Corp.	69,900	5,507
	United Parcel Service, Inc.	78,700	4,838
*	Hertz Global Holdings Inc.	457,500	4,392
	Tyco International, Ltd.	108,500	4,344
*	Kirby Corp.	87,500	4,200
	Danaher Corp.	53,600	4,143
	C.H. Robinson Worldwide Inc.	72,500	3,976
	Donaldson Co., Inc.	68,500	3,058
			1,303,559
Information Technology (29.2%)
	Microsoft Corp.	9,043,875	248,797
*	Cisco Systems, Inc.	9,222,700	214,520
*	Apple Inc.	1,077,500	180,417
*	Oracle Corp.	8,378,700	175,953
	International Business Machines Corp.	1,194,900	141,631
*	BMC Software, Inc.	2,899,699	104,389
	QUALCOMM Inc.	2,323,730	103,104
*	Google Inc.	186,000	97,914
	Hewlett-Packard Co.	2,162,900	95,622
	Altera Corp.	4,490,100	92,945
	Intel Corp.	3,981,500	85,523
*	Visa Inc.	859,400	69,878
*	Adobe Systems, Inc.	1,482,200	58,384
*	Cadence Design Systems, Inc.	4,910,100	49,592
	Western Union Co.	1,782,336	44,059
*	NetApp, Inc.	1,848,400	40,036
*	MEMC Electronic Materials, Inc.	634,600	39,053
	Corning, Inc.	1,572,600	36,248
*	Juniper Networks, Inc.	1,615,600	35,834
*	VeriSign, Inc.	896,700	33,895
*	salesforce.com, inc.	494,007	33,706
*	Research In Motion Ltd.	275,000	32,147
*	Avnet, Inc.	1,089,800	29,730
	Accenture Ltd.	701,444	28,563
	Texas Instruments, Inc.	999,200	28,137
*	Western Digital Corp.	801,500	27,676

	Xilinx, Inc.	1,014,000	25,604
*	NVIDIA Corp.	1,297,650	24,292
	Nintendo Co.	42,600	24,157
	Microchip Technology, Inc.	757,100	23,122
*,^	Giant Interactive Group Inc.	1,896,500	22,986
*	Autodesk, Inc.	660,900	22,345
*	Emulex Corp.	1,903,900	22,180
	MasterCard, Inc. Class A	83,100	22,065
	Nokia Corp. ADR	857,600	21,011
	Amphenol Corp.	460,500	20,667
*	QLogic Corp.	1,324,800	19,329
*	Teradata Corp.	806,400	18,660
*	Shanda Interactive Entertainment, Ltd.	682,100	18,519
	Harris Corp.	355,900	17,969
*	Mettler-Toledo International Inc.	176,200	16,714
*	Marvell Technology Group Ltd.	814,100	14,377
*	Akamai Technologies, Inc.	406,100	14,128
*	Dell Inc.	602,000	13,172
*	Ciena Corp.	548,900	12,718
*	Symantec Corp.	653,700	12,649
*	EMC Corp.	826,000	12,134
*	Intuit, Inc.	434,700	11,985
	Paychex, Inc.	353,100	11,045
	KLA-Tencor Corp.	268,000	10,910
*	NCR Corp.	425,600	10,725
*	Yahoo! Inc.	487,500	10,072
	CA, Inc.	417,400	9,638
*	International Rectifier Corp.	476,800	9,155
*	Zebra Technologies Corp. Class A	269,100	8,783
*	eBay Inc.	282,500	7,721
*	Iron Mountain, Inc.	281,100	7,463
	Linear Technology Corp.	221,400	7,211
*	JDS Uniphase Corp.	617,600	7,016
	Seagate Technology	347,000	6,638
	Applied Materials, Inc.	335,999	6,414
*	Sun Microsystems, Inc.	578,275	6,292
*	LSI Corp.	1,006,300	6,179
*	Arrow Electronics, Inc.	198,000	6,083
*	Alliance Data Systems Corp.	106,300	6,011
	Automatic Data Processing, Inc.	121,600	5,095
*	Activision, Inc.	130,900	4,460
*	Hewitt Associates, Inc.	104,900	4,021
*	ANSYS, Inc.	68,200	3,214
*	Lexmark International, Inc.	65,900	2,203
			2,694,885
Materials (6.0%)
	Monsanto Co.	774,957	97,986
	Freeport-McMoRan Copper & Gold, Inc. Class B	661,100	77,474
*	The Mosaic Co.	366,400	53,018
	FMC Corp.	548,400	42,468
*	Owens-Illinois, Inc.	810,300	33,781
	Potash Corp. of Saskatchewan, Inc.	141,600	32,366
	Praxair, Inc.	292,700	27,584
	Agrium, Inc.	245,600	26,412
	Yamana Gold, Inc.	1,431,600	23,679
	Companhia Vale do Rio Doce ADR	638,300	22,864
	United States Steel Corp.	103,000	19,032
*	Crown Holdings, Inc.	627,600	16,311
	Newmont Mining Corp. (Holding Co.)	285,700	14,902
	AK Steel Holding Corp.	195,200	13,469
	Airgas, Inc.	225,600	13,173
	Nucor Corp.	139,500	10,416
	Sealed Air Corp.	516,100	9,811
	Celanese Corp. Series A	172,600	7,881
	Schnitzer Steel Industries, Inc. Class A	58,600	6,716
	CF Industries Holdings, Inc.	27,400	4,187
	Terra Industries, Inc.	79,700	3,933
	Allegheny Technologies Inc.	15,600	925
			558,388
Telecommunication Services (0.7%)
*	American Tower Corp. Class A	447,900	18,924

	Telephone & Data Systems, Inc.	316,800	14,975
^	Brasil Telecom SA-ADR	458,600	14,652
	Windstream Corp.	1,131,100	13,958
	Qwest Communications International Inc.	513,900	2,020
*	Leap Wireless International, Inc.	26,200	1,131
*	Level 3 Communications, Inc.	113,500	335
			65,995
Utilities (0.9%)
*	NRG Energy, Inc.	528,200	22,660
*	Mirant Corp.	572,100	22,397
	Sierra Pacific Resources	1,162,000	14,769
*	Reliant Energy, Inc.	347,100	7,383
	Exelon Corp.	81,900	7,368
	Energen Corp.	94,000	7,335
	DPL Inc.	149,400	3,941
			85,853
Total Common Stocks (Cost $8,064,167)			8,743,836
Temporary Cash Investments (5.4%)
Money Market Fund (4.2%)
2	Vanguard Market Liquidity Fund, 2.405%	383,357,598	383,358

		Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.9%)
	Banc of America Securities, LLC 2.500%, 7/1/08, (Dated 6/30/08, Repurchase Value $84,206,000, Collateralized by Federal National Mortgage Assn. 6.000%, 3/1/37-2/1/38)	84,200	84,200

U.S. Agency Obligation (0.3%)
3,4	Federal Home Loan Mortgage Corp., 2.105%, 8/25/08	23,000	22,921
Total Temporary Cash Investments (Cost $490,485)			490,479
Total Investments (100.0%) (Cost $8,554,652)			9,234,315
Other Assets and Liabilities-Net (0.0%)			3,819
Net Assets (100%)			9,238,134
*			Non-income-producing security.
^			Part of security position is on loan to broker-dealers.
1			Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3			Securities with a value of $22,921,000 have been segregated as initial margin for open futures contracts.
4			The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2008, the cost of investment securities for tax purposes was $8,554,652,000. Net unrealized appreciation of investment securities for tax purposes was $679,663,000, consisting of unrealized gains of $1,212,121,000 on securities that had risen in value since their purchase and $532,458,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 1.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	823	52,717	(90)
S&P 500 Index	865	277,039	(16,552)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 19, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.